UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7987

Dean Family of Funds
(Exact name of registrant as specified in charter)

2480 Kettering Tower
Dayton OH, 45423
(Address of principal executive offices) (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-327-3656

Date of fiscal year end: 3/31

Date of reporting period: 09/30/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

DEAN INVESTMENT ASSOCIATES

DEAN FAMILY OF FUNDS

Large Cap Value Fund

Small Cap Value Fund

Balanced Fund

International Fund

Semi-Annual Report

September 30, 2005

(Unaudited)

ABOUT DEAN LARGE CAP FUND'S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period, April 1, 2005 to September 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dean Large Cap Value Fund – Class A	Beginning Account Value April 1, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period* April 1, 2005 – September 30, 2005
Actual	$1,000.00	$1,047.15	$9.49
Hypothetical (5% return before expenses)	$1,000.00	$1,015.81	$9.33

*Expenses are equal to the Fund's annualized expense ratio of 1.85% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Dean Large Cap Value Fund – Class C	Beginning Account Value April 1, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period* April 1, 2005 – September 30, 2005
Actual	$1,000.00	$1,043.20	$13.33
Hypothetical (5% return before expenses)	$1,000.00	$1,012.02	$13.13

*Expenses are equal to the Fund's annualized expense ratio of 2.60% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

ABOUT DEAN SMALL CAP VALUE FUND'S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period, April 1, 2005 to September 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dean Small Cap Value Fund – Class A	**Beginning Account Value April 1, 2005**	**Ending Account Value September 30, 2005**	**Expenses Paid During Period* April 1, 2005 - September 30, 2005**
Actual	$1,000.00	$1,054.43	$9.51
Hypothetical (5% return before expenses)	$1,000.00	$1,015.81	$9.33

*Expenses are equal to the Fund's annualized expense ratio of 1.85% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Dean Small Cap Value Fund – Class C	**Beginning Account Value April 1, 2005**	**Ending Account Value September 30, 2005**	**Expenses Paid During Period* April 1, 2005 - September 30, 2005**
Actual	$1,000.00	$1,050.00	$13.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$13.13

*Expenses are equal to the Fund's annualized expense ratio of 2.60% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

DEAN BALANCED FUND HOLDINGS – (Unaudited)

1As a percent of total investments.

ABOUT DEAN BALANCED FUND'S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period, April 1, 2005 to September 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dean Balanced Fund – Class A	Beginning Account Value April 1, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period * April 1, 2005 – September 30, 2005
Actual	$1,000.00	$1,033.79	$9.44
Hypothetical (5% return before expenses)	$1,000.00	$1,015.81	$9.33

*Expenses are equal to the Fund's annualized expense ratio of 1.85% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Dean Balanced Fund – Class C	Beginning Account Value April 1, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period * April 1, 2005 – September 30, 2005
Actual	$1,000.00	$1,030.60	$13.23
Hypothetical (5% return before expenses)	$1,000.00	$1,012.02	$13.13

*Expenses are equal to the Fund's annualized expense ratio of 2.60% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

DEAN INTERNATIONAL FUND HOLDINGS – (Unaudited)

1As a percent of total investments.

ABOUT DEAN INTERNATIONAL FUND'S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period, April 1, 2005 to September 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dean International Fund – Class A	Beginning Account Value April 1, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period* April 1, 2005 – September 30, 2005
Actual	$1,000.00	$1,116.14	$11.12
Hypothetical (5% return before expenses)	$1,000.00	$1,014.56	$10.59

*Expenses are equal to the Fund's annualized expense ratio of 2.10% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Dean International Fund – Class C	Beginning Account Value April 1, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period* April 1, 2005 – September 30, 2005
Actual	$1,000.00	$1,112.43	$15.12
Hypothetical (5% return before expenses)	$1,000.00	$1,010.76	$14.39

*Expenses are equal to the Fund's annualized expense ratio of 2.85% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2005 (Unaudited)

Shares	COMMON STOCKS - 96.39%	Value
	Air Transportation - 4.03%	
25,000	Airtran Holdings, Inc. *	$ 316,500
15,000	Skywest, Inc.	402,300
		718,800
	Apparel & Other Finished Products of Fabric & Similar Materials - 1.67%	
27,000	Playtex Products, Inc. *	297,000
	Ball & Roller Bearings - 1.50%	
9,000	Timken Co.	266,670
	Bottled & Canned Soft Drinks & Carbonated - 1.04%	
10,500	Cott Corporation *	185,850
	Cookies & Crackers - 0.97%	
3,000	J & J Snack Foods Corp.	173,400
	Crude Petroleum & Natural Gas - 3.64%	
6,500	Forest Oil Corp. *	338,650
7,500	Remington Oil & Gas Corp. *	311,250
		649,900
	Draining & Insulating of Nonferrous Wire - 1.38%	
22,000	Andrew Corp. *	245,300
	Drilling Oil & Gas Wells - 1.69%	
8,500	Rowan Co., Inc. *	301,665
	Electric Services - 1.73%	
10,000	Otter Tail Corp.	309,400
	Electrical Work - 2.33%	
7,000	EMCOR Group, Inc. *	415,100
	Electronic Components & Accessories - 1.07%	
16,000	Vishay Intertechnology, Inc. *	191,200
	Fire, Marine & Casualty Insurance - 1.88%	
14,000	Harleysville Group, Inc.	336,000
	Games, Toys & Children's Vehicles - 1.41%	
17,000	LeapFrog Enterprises *	251,090
	Gold & Silver Ores - 1.54%	
65,000	Coeur d'Alene Mines Corporation *	274,950

See accompanying notes which are an integral part of the financial statements.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2005 (Unaudited)

Shares	COMMON STOCKS - 96.39% - continued	Value
	Industrial Trucks, Tractors, Trailors & Stackers - 1.86%	
6,700	Terex Corp. *	$ 331,181
	Leisure Durables & Toys - 1.01%	
12,000	Callaway Golf, Inc.	181,080
	Miscellaneous Chemical Products - 1.99%	
29,000	Hercules, Inc. *	354,380
	Miscellaneous Plastics Products - 1.64%	
15,000	Spartech Corp.	293,100
	Miscellaneous Sporting Goods Stores - 1.22%	
9,750	Hibbett Sporting Goods, Inc. *	216,937
	Motor Vehicle Parts & Accessories - 1.17%	
12,000	Gentex Corp.	208,800
	National Commercial Banks - 2.77%	
5,300	First Community Bancorp	253,499
10,000	Susquehanna Bancshares, Inc.	240,400
		493,899
	Natural Gas & Transmission & Distribution - 1.53%	
8,000	Oneok, Inc.	272,160
	Office Machines - 2.28%	
16,000	Nam Tai Electronics, Inc.	406,880
	Oil & Gas Field Machinery & Equipment - 1.45%	
8,000	Gulfmark Offshore, Inc. *	258,160
	Orthopedic, Prosthetic & Surgical Appliances - 1.57%	
6,500	Armor Holdings, Inc. *	279,565
	Paper Mills - 1.58%	
20,000	Glatfelter	281,800
	Perfumes, Cosmetics & Other Toilet Preparations - 1.33%	
11,000	Elizabeth Arden, Inc. *	237,380
	Pharmaceutical Preparations - 3.39%	
13,500	Andrx Corp. *	208,305
5,000	Chattem, Inc. *	177,500
8,500	Taro Pharmaceutical Industries *	218,705
		604,510

See accompanying notes which are an integral part of the financial statements.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2005 (Unaudited)

Shares	COMMON STOCKS - 96.39% - continued	Value
	Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.30%	
6,000	Rogers Corp. *	$ 232,200
	Pulp Mills - 1.14%	
20,000	Pope & Talbot, Inc.	204,200
	Radio Broadcasting Stations - 1.31%	
17,000	Citadel Broadcasting Corp. *	233,410
	Radio & TV Broadcasting & Communications - 3.37%	
11,000	DSP Group, Inc. *	282,260
25,000	Spectralink Corp.	318,750
		601,010
	Retail-Apparel & Accessory Stores - 1.44%	
12,000	Pacific Sunwear of California, Inc. *	257,280
	Retail-Eating Places - 1.54%	
6,000	Red Robin Gourmet Burgers, Inc. *	275,040
	Retail-Grocery Stores - 2.98%	
4,400	Arden Group, Inc.	331,144
5,000	Weis Markets, Inc.	200,050
		531,194
	Retail-Variety Stores - 1.19%	
17,000	Fred's Inc.	212,670
	Retail-Women's Clothing Stores - 1.59%	
9,500	Talbots, Inc.	284,240
	Rolling, Drawing & Extruding of Nonferrous Metals - 1.09%	
15,000	Tredegar Corp.	195,150
	Savings Institution, Federally Chartered - 3.15%	
14,000	BankUnited Financial Corp.	320,180
15,000	Flagstar Bancorp, Inc.	241,500
		561,680
	Semiconductors & Related Devices - 5.05%	
37,000	Aeroflex, Inc. *	346,320
15,000	Intergrated Device Technology, Inc. *	161,100
10,000	Photronics, Inc. *	194,000
14,000	Zoran Corp. *	200,200
		901,620
	Services - Computer Programming, Data Processing, Etc. - 1.62%	
20,000	Novatel Wireless, Inc. *	289,400
	Services - Computer Programming Service - 1.70%	
20,000	JDA Software Group *	303,600
	Services - Video Tape Rental - 0.76%	
13,000	Movie Gallery, Inc.	135,070

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS
September 30, 2005 (Unaudited)

Shares	COMMON STOCKS - 64.30%	Value
	Air Courier Services - 1.12%	
1,000	FedEx Corp.	$ 87,130
	Auto Controls For Regulating Residential and Commercial Environments - 1.20%	
2,500	Honeywell International, Inc.	93,750
	Cable & Other Pay Television Services - 3.08%	
4,000	Comcast Corp. *	117,520
3,700	Viacom, Inc., Class B	122,137
		239,657
	Computer & Office Equipment - 2.14%	
2,075	International Business Machines Corp.	166,456
	Drilling Oil & Gas Wells - 4.14%	
1,300	Noble Corp.	88,998
1,900	Transocean, Inc. *	116,489
1,700	Weatherford International *	116,722
		322,209
	Electronic Connectors - 1.32%	
3,693	Tyco International Ltd.	102,850
	Electronic & Other Electrical Equipment - 1.73%	
4,000	General Electric Co.	134,680
	Fire, Marine & Casualty Insurance - 2.31%	
2,900	American International Group, Inc.	179,684
	Insurance Agents, Brokers & Services - 3.49%	
5,000	Marsh & McLennan Companies, Inc.	151,950
2,400	Metlife, Inc.	119,592
		271,542
	Malted Beverage - 0.88%	
1,600	Anheuser-Busch Co., Inc.	68,864
	Motor Vehicles & Passenger Car Bodies - 1.42%	
1,200	Toyota Motor Corp. ADR (a)	110,844
	National Commercial Banks - 7.29%	
2,600	Citigroup, Inc.	118,352
4,350	JPMorgan Chase & Co.	147,596
1,900	SunTrust Banks, Inc.	131,955
3,000	US Bancorp	84,240
1,800	Wachovia Corp.	85,662
		567,805

See accompanying notes which are an integral part of the financial statements.

DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2005 (Unaudited)

Shares	COMMON STOCKS - 64.30% - continued	Value
	Petroleum Refining - 2.94%	
1,700	Chevron Corp.	$ 110,041
1,700	ConocoPhillips	118,847
		228,888
	Pharmaceutical Preparations - 3.25%	
6,400	Pfizer, Inc.	159,808
2,800	Teva Pharmaceutical Industries LTD. ADR (a)	93,576
		253,384
	Radio & TV Broadcasting & Communication Equipment - 2.55%	
9,000	Motorola, Inc.	198,810
	Radiotelephone Communications - 3.14%	
1,600	Alltel Corp.	104,176
5,400	Vodafone Group plc ADR (a)	140,238
		244,414
	Railroads, Line-Hauling - 1.77%	
3,400	Norfolk Southern	137,904
	Retail-Department Stores - 1.12%	
1,300	Federated Department Stores	86,931
	Retail-Drug Stores & Proprietary Stores - 1.19%	
3,200	CVS Corp.	92,832
	Retail-Grocery Stores - 3.29%	
5,000	Kroger Co. *	102,950
6,000	Safeway, Inc.	153,600
		256,550
	Retail-Lumber & Other Building Materials Dealers - 1.37%	
2,800	Home Depot, Inc.	106,792
	Retail-Variety Stores - 1.07%	
1,900	Wal-Mart Stores, Inc.	83,258
	Rolling Drawing & Extruding of Nonferrous Metals - 1.63%	
5,200	Alcoa, Inc.	126,984
	Semiconductors & Related Devices - 2.59%	
5,500	Applied Materials, Inc.	93,280
3,200	Texas Instruments, Inc.	108,480
		201,760
	Services - Motion Picture & Video Tape Production - 1.26%	
5,400	Time Warner, Inc.	97,794
	Services - Prepackaged Software - 1.42%	
4,300	Microsoft Corp.	110,639

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2005 (Unaudited)

Shares	COMMON STOCKS - 98.44%	Value
	Austria - 0.66%	
1,831	Erste Bank der Oesterreichischen Sparkassen AG	$ 98,239
	Belgium - 1.31%	
2,414	KBC Bankverzekeringsholding	196,170
	Brazil - 9.06%	
5,310	All America Latina Logist-PR	211,520
5,755	Brasil Telecom Participacoes S.A. ADR (a)	244,760
79,174	Caemi Mineracao	125,441
6,362	Companhia Siderurgica Nacional S.A. ADR (a)	147,726
7,500	Natura Cosmeticos S.A.	300,446
5,132	Petroleo Brasileiros S.A. ADR (a)	327,165
		1,357,058
	Canada - 4.04%	
3,011	Bank of Nova Scotia	112,621
3,134	Encana Corp.	183,217
47,021	Oncolytics Biotech, Inc. *	181,504
3,614	Shoppers Drug Mart Corp.	127,982
		605,324
	France - 8.21%	
680	Air Liquide	125,440
6,021	AXA	165,806
4,943	France Telecom S.A.	142,318
2,891	Sanofi-Aventis	239,639
1,580	Societe Generale	180,879
843	Total Fina Elf S.A.	230,824
1,670	Vinci S.A.	144,268
		1,229,174
	Germany - 6.52%	
7,017	Bayerische Hypo-Und Vereinsbank AG *	195,518
1,174	Celesio AG	102,863
2,776	Deutsche Postbank AG *	152,221
2,164	Dis Deutscher Industry Service AG	114,149
1,209	E.ON AG	111,658
1,787	Henkel KGAA Non-VTG	163,036
1,770	Siemens AG	136,901
		976,346
	Greece - 0.69%	
3,308	EFG Eurobank Ergasias S.A.	102,981

See accompanying notes which are an integral part of the financial statements.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2005 (Unaudited)

Shares	COMMON STOCKS - 98.44% - continued	Value
	Hong Kong - 1.06%	
92,500	China Netcom GRP Corp. HK Ltd. *	$ 159,179
	India - 0.71%	
2,949	Reliance Industries GDR (b)	106,135
	Italy - 2.61%	
10,789	Enel S.p.A.	93,269
4,583	Eni S.p.A.	136,540
28,376	Unicredito Italiano S.p.A.	160,457
		390,266
	Japan - 16.47%	
2,270	ACOM Co., Ltd.	165,033
9,800	Asahi Breweries, Ltd.	124,251
2,600	Canon, Inc.	140,621
48	Fuji Television Network, Inc.	107,570
2,000	Honda Motor Co., Ltd.	113,287
24	Japan Retail Fund	193,965
13	Japan Tobacco, Inc.	205,311
19	KDDI Corporation	107,288
16,300	Matsui Securities Co., Ltd.	198,321
24	Mitsubishi Tokyo Financial Group	315,511
18	Nippon Building Fund, Inc.	153,891
2,300	Promise Co. Ltd.	170,663
3,000	Secom Co. Ltd.	144,521
4,600	Toyota Motor Corp.	211,046
7,000	Yamato Transport Co.	115,246
		2,466,525
	Malaysia - 0.94%	
92,800	Astro All Asia Networks PLC *	140,345
	Netherlands - 2.33%	
6,534	ASML Holdings PLC	107,613
4,935	Philips Electronics	131,556
3,312	Royal Dutch Shell PLC	109,695
		348,864
	Norway - 1.19%	
1,589	Norsk Hydro A.S.A.	178,523
	Peru - 0.62%	
2,966	Compania De Minas Buenaventura S.A. ADR (a)	92,094

See accompanying notes which are an integral part of the financial statements.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2005 (Unaudited)

Shares	COMMON STOCKS - 98.44% - continued	Value
	Russia - 1.30%	
7,917	Sistema JSFC GDR (b)	$ 193,967
	Singapore - 3.74%	
88,040	MobileOne Ltd.	103,178
16,000	Singapore Airlines Ltd.	109,855
243,000	Singapore Post Ltd.	174,034
25,750	Singapore Press Holdings Ltd.	70,414
12,000	United Overseas Bank Ltd.	100,148
1,600	United Overseas Land Ltd. *	2,216
		559,845
	South Korea - 3.26%	
6,594	KT&G Corp. - 144A GDR (b)	148,365
4,170	KT&G Corp.	180,974
559	Samsung Electronics GDR (b)	159,036
		488,375
	Spain - 2.46%	
3,550	Abertis Infraestructuras S.A.	103,581
1,037	Acciona S. A.	119,091
3,260	Altadis S.A.	146,492
		369,164
	Sweden - 1.88%	
41,798	Ericsson LM *	153,033
8,256	Investor AB	128,706
		281,739
	Switzerland - 5.53%	
673	Nestlé S.A.	197,834
4,988	Novartis AG	253,984
981	Roche Holding AG Genusscheine	136,806
2,802	UBS AG	239,060
		827,684
	Taiwan - 1.17%	
4,294	Chunghwa Telecom Co. Ltd. ADR (a)	79,482
11,616	Taiwan Semiconductor - SP ADR * (a)	95,483
		174,965
	Thailand - 3.93%	
67,900	Advanced Information Service PCL *	178,575
424,900	Bank of Ayudhya Public Company PCL *	138,650
27,600	Banpu PCL	108,209
26,500	Siam Cement PCL	163,911
		589,345

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

DEAN FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2005 (Unaudited)

1. Organization

The Dean Family of Funds (the Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was organized as an Ohio business trust under a Declaration of Trust dated December 18, 1996. The Trust has established four series: the Large Cap Value Fund, the Small Cap Value Fund, the Balanced Fund, and the International Fund (formerly the International Value Fund) (the Funds). The Trust was capitalized on March 17, 1997, when the initial shares of each Fund (except for the International Fund) were purchased at $10.00 per share. The International Fund was capitalized on October 13, 1997, when the initial shares of the International Fund were purchased at $10.00 per share.

The Large Cap Value Fund seeks to provide capital appreciation and dividend income over the long-term by investing primarily in the common stocks of large companies.

The Small Cap Value Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies.

The Balanced Fund seeks to preserve capital while producing a high total return by allocating its assets among equity securities, fixed-income securities and money market instruments.

The International Fund seeks to provide long-term capital growth by investing primarily in the common stocks of foreign companies.

The Funds each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 5.54% of net asset value and a distribution and service fee of up to 0.25% per annum of the average daily net assets allocable to Class A shares) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% of net asset value if redeemed within a one-year period from purchase and a distribution and service fee of up to 1.00% per annum of average daily net assets allocable to Class C shares). Each Class A and Class C share of a Fund represents identical interests in the Fund’s investment portfolio and has the same rights, except that (i) Class C shares may bear the expenses of higher distribution and service fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and iv) each class has different exchange privileges.

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties as officers and Trustees of the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of the Trust’s significant accounting policies:

Security valuation – Portfolio securities are valued as follows: (1) securities that are traded on stock exchanges are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price; (2) securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price; (3) securities traded in the over-the-counter market that are not quoted by NASDAQ, are valued at the last sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities; (4) securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market; (5) U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities; (6) securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange; (7) short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost; and (8) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

If trading in a stock is halted and does not resume before a Fund calculates its net asset value, the Fund may value the security at its fair value. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders. If an event that may change the value of a security held in a Fund's portfolio occurs after the closing of the applicable market, the Board of Trustees might decide to value the security based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the market quotation and may affect the calculation of the Fund's net asset value.

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2005 (Unaudited)

Share valuation – On each day that the Trust is open for business, the share price (net asset value) of Class C shares and the public offering price (net asset value plus applicable sales load) of Class A shares is determined as of the close of the regular session of trading on the New York Stock Exchange, generally 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business. The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price of Class A shares of each Fund is equal to the net asset value per share plus a sales load equal to 5.54% of the net asset value (or 5.25% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share.

A contingent deferred sales load is imposed upon certain redemptions of Class A shares that were purchased at net asset value if a commission was paid by 2480 Securities, LLC (the Underwriter) to a participating unaffiliated dealer at the time of the purchase and the Class A shares are redeemed within one year from the date of purchase. The contingent deferred sales load will equal the commission percentage paid at the time of purchase (up to 1.00%) applied to the lesser of the net asset value of the Class A shares at the time of purchase or the net asset value of the Class A shares at the time of redemption. In addition, Class C shares of each Fund are subject to a contingent deferred sales load of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized using the effective interest method.

Distributions to shareholders – The Balanced Fund distributes substantially all of its net investment income, if any, on a quarterly basis. Each of the Large Cap Value Fund, Small Cap Value Fund and International Fund distribute substantially all of its net investment income, if any, on an annual basis. In addition, each Fund distributes any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of the total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of the total net assets of the Fund.

Investment transactions – Investment transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in subchapter M of the Internal Revenue Code of 1986, as amended, (the Code), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

As of March 31, 2005, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, in the following amounts:

Fund	**Amount**	**Expires March 31,**
Large Cap Value Fund……………………………	$ 1,089,633	2011
Large Cap Value Fund……………………………	2,705,717	2012
Balanced Fund………………………………………	478,290	2011
Balanced Fund………………………………………	1,017,833	2012
International Fund…………………………………	2,322,810	2010
International Fund…………………………………	257,125	2011
International Fund…………………………………	158,430	2012

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2005 (Unaudited)

The tax character of distributions paid during fiscal years 2004 and 2005 was as follows:

	2005	2004
Distributions paid from:		
Ordinary income…………………	$ -	$ -
Short-term capital gain…………	976,344	-
Long-term capital gain…………	1,537,413	-
	$ 2,513,757	$ -

As of March 31, 2005 and March 31, 2004, the components of distributable earnings on a tax basis were as follows:

	2005	2004
Undistributed ordinary income……..	$ -	$ 77,745
Undistributed accumulated capital gains	971,322	1,220,759
Unrealized appreciation (depreciation)	1,944,306	2,322,250
Distributable earnings	$ 2,915,628	$ 3,620,754

The Balanced Fund

On September 30, 2005, an income distribution of $0.0179 per share was paid to Class A shareholders of record as of September 29, 2005. On June 30, 2005, an income distribution of $0.0129 per share was paid to Class A shareholders of record as of June 29, 2005.

On March 30, 2005 an income distribution of $0.0257 per share was paid to Class A shareholders of record as of March 29, 2005. On September 30, 2004, an income distribution of $0.0211 per share was paid to Class A shareholders of record as of September 29, 2004.

There were no distributions paid to Class C shareholders for the six month period ended September 30, 2005 and the fiscal year ended March 31, 2005.

The tax character of distributions paid during fiscal years 2005 and 2004 was as follows:

	2005	2004
Distributions paid from:		
Ordinary income…………………	$ 32,101	$ 34,691
Long-term capital gain…………	-	-
	32,101	34,691
Return of capital…………………	3,833	18,522
	$ 35,934	$ 53,213

As of March 31, 2005 and March 31, 2004, the components of accumulated deficit on a tax basis were as follows:

	2005	2004
Undistributed ordinary income……..	$ -	$ -
Accumulated capital and other losses	(1,496,123)	(2,414,459)
Unrealized appreciation (depreciation)	395,175	979,043
Accumulated deficit	$ (1,100,948)	$ (1,435,416)

The International Fund

There were no distributions paid to Class A or Class C shareholders for the six month period ended September 30, 2005.

On December 29, 2004, an income distribution of $0.1725 per share was paid to Class A shareholders of record as of December 28, 2004. On December 29, 2004 an income distribution of $0.0739 per share was paid to Class C shareholders of record as of December 28, 2004.

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2005 (Unaudited)

The tax character of distributions paid during fiscal year 2004 and 2005 was as follows:

	2005	2004
Distributions paid from:		
Ordinary income…………………	$ 188,450	$ 396,001
Long-term capital gain…………	-	-
	188,450	396,001
Return of capital……………	-	40,545
	$ 188,450	$ 436,546

As of March 31, 2005 and March 31, 2004, the components of accumulated deficit on a tax basis were as follows:

	2005	2004
Undistributed ordinary income……..	$ 43,947	$ -
Accumulated capital and other losses	(2,738,365)	(4,647,408)
Unrealized appreciation (depreciation)	1,702,841	1,691,989
Other temporary differences	(7,048)	-
Accumulated deficit	$ (998,625)	$ (2,955,419)

4. Transactions with Affiliates and Related Parties

Certain officers of the Trust are also officers or employees of Dean Investment Associates, LLC (formerly C.H. Dean & Associates, Inc.) (the Adviser) or of Unified Fund Services, Inc. (UFS), the administrative services agent, transfer and shareholder servicing agent, and accounting services agent for the Trust.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an advisory agreement. In accordance with the advisory agreement, the Adviser is entitled to an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Large Cap Value Fund, the Small Cap Value Fund and the Balanced Fund and 1.25% of the average daily net assets of the International Fund. As of September 30, 2005, the Advisor owed $8,489, $3,704, $8,691 and $15,371 to the Large Cap, the Small Cap Fund, the Balanced Fund and the International Fund, respectively.

Newton Capital Management Ltd. (Newton Capital) has been retained by the Adviser to manage the investments of the International Fund. The Adviser (not the Fund) pays Newton Capital a fee for its services equal to the annual rate of 0.50% of the Fund's average daily net assets. Boston Safe Deposit and Trust Company, the custodian for the International Fund, and Newton Capital are affiliated by common ownership.

Pursuant to an Expense Limitation Agreement between the Adviser and the Trust, the Adviser waived a portion of its advisory fees for each Fund to the extent that the Fund's operating expenses exceeded the applicable operating expense limit amount during the fiscal year ended March 31, 2006. There is no obligation for the Trust to repay the amounts of the advisory fees waived. The Adviser waived fees of $39,231 for the Large Cap Value Fund, $33,243 for the Small Cap Value Fund, $38,543 for the Balanced Fund, and $54,300 for the International Fund during the six months ended September 30, 2005. The Advisor reimbursed expenses of $2,918 for the Balanced Fund. The operating expense limit with respect to each class of each Fund is based on a percentage of the average daily net assets of each class of each Fund as follows:

Fund	Class	Maximum Operating Expense Limit
Large Cap Value Fund	Class A	1.85%
Large Cap Value Fund	Class C	2.60%
Small Cap Value Fund	Class A	1.85%
Small Cap Value Fund	Class C	2.60%
Balanced Fund	Class A	1.85%
Balanced Fund	Class C	2.60%
International Fund	Class A	2.10%
International Fund	Class C	2.85%

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2005 (Unaudited)

certain distribution-related expenses incurred in the distribution and promotion of the Fund's Class C shares. For the six months ended September 30, 2005, Class C shares of each Fund did not incur any expenses under the Class C Plan.

5. Investment Transactions

Investment transactions, other than short-term investments, were as follows for the six months ended September 30, 2005:

	Large Cap Value Fund	Small Cap Value Fund	Balanced Fund	International Fund
Purchases of portfolio securities…………………	$ 2,769,671	$ 4,659,923	$ 1,802,917	$ 4,600,484
Purchases of U.S. government obligations…….	-	-	168,902	-
Proceeds from sales and maturities of portfolio securities…………………	$ 2,579,968	$ 5,170,697	$ 1,996,309	$ 5,366,403
Proceeds from sales and maturities of U.S. government obligations………	-	-	500,000	-

6. Foreign Currency Translation

With respect to the International Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent to the amounts actually received or paid. Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates.

7. Risk Associated with Foreign Securities

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the International Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Forward Foreign Currency Exchange Contracts

The International Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions (a cross-hedge occurs when forward foreign currency contracts are executed for a currency that has a high correlation with the currency that is being hedged). The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to

DEAN FAMILY OF FUNDS
2480 Kettering Tower
Dayton, Ohio 45423

BOARD OF TRUSTEES
Dr. Sam B. Gould
Frank J. Perez
Dr. David H. Ponitz
Gilbert P. Williamson

INVESTMENT ADVISOR
DEAN INVESTMENT ASSOCIATES LLC
2480 Kettering Tower
Dayton, Ohio 45423

UNDERWRITER
2480 SECURITIES LLC
2480 Kettering Tower
Dayton, Ohio 45423

TRANSFER AGENT
UNIFIED FUND SERVICES, INC.
P.O. Box 6110
Indianapolis, Indiana 46206-6110

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 888-899-8343

TABLE OF CONTENTS
Portfolios of Investments:
- Large Cap Value Fund.......... 10
- Small Cap Value Fund.......... 13
- Balanced Fund....................... 18
- International Fund................ 22

Financial Statements....................... 28
Notes to Financial Statements...... 44

This report is not authorized for distribution to prospective shareholders of The Dean Family of Funds unless preceded or accompanied by an effective prospectus.

DEAN INVESTMENT ASSOCIATES

Dean Family of Funds

Large Cap Value Fund

Small Cap Value Fund

Balanced Fund

International Fund

Semi-Annual Report

September 30, 2005

(Unaudited)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There was no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this Form N-CSR that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Dean Family of Funds

By

              /s/ Stephen M. Miller

Stephen M. Miller, President

Date      December 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

              /s/ Stephen M. Miller

Stephen M. Miller, President

Date      December 9, 2005

By

              /s/ Debra E. Rindler

Debra E. Rindler, Secretary and Treasurer

Date      December 9, 2005